STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
The following table sets forth common share purchase warrants outstanding as of October 31, 2014:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, October 31, 2013	8,325,832	$1.04	$1.56
Warrants granted and issued	15,957,169	$0.47	$0.00
Warrants exercised/forfeited	(8,904,143)	$(1.00)	$0.00
Outstanding, October 31, 2014	15,378,858	$0.48	$0.00

Common stock issuable upon exercise of warrants	15,378,858	$0.48	$0.00

The following table sets forth common share purchase warrants outstanding as of October 31, 2013:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, October 31, 2012	-0-	$-0-	$-0-
Warrants granted and issued	8,375,832	$1.04	$1.56
Warrants exercised/forfeited	(50,000)	$(1.00)	$(1.60)
Outstanding, October 31, 2013	8,325,832	$1.04	$1.56

Common stock issuable upon exercise of warrants	8,325,832	$1.04	$1.56

Schedule of Share-based Compensation, Activity [Table Text Block]

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices Prices	Number Outstanding at October 31, 2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at October 31, 2014	Weighted Average Exercise Price
$0.17	300,000	1.97	$0.17	300,000	$0.17
$0.18	2,224,530	0.42	$0.18	2,224,530	$0.18
$0.50	12,140,000	0.32	$0.50	12,140,000	$0.50
$1.00	247,050	0.04	$1.00	247,050	$1.00
$1.25	467,278	0.13	$1.25	467,278	$1.25

	15,378,858	0.35	$0.48	15,378,858	$0.48

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices Prices	Number Outstanding at October 31, 2013	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at October 31, 2013	Weighted Average Exercise Price
$1.00	6,917,832	0.78	$1.00	6,917,832	$1.00
$1.25	1,408,000	1.00	$1.25	1,408,000	$1.25

	8,325,832	0.82	$1.04	8,325,832	$1.04